PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefit Plans [Abstract]
Changes in benefit obligations and the fair value of plan assets for our benefit plans
The following table sets forth the changes in benefit obligations and the fair value of plan assets for our benefit plans (in millions):

	Pension Benefits		Other Benefits
	2012	2011	2012	2011
Benefit obligation at beginning of year[1]	$8,255	$7,292	$953	$889
Service cost	291	249	34	32
Interest cost	388	391	43	45
Foreign currency exchange rate changes	(7)	30	3	2
Amendments	(3)	(57)	(2)	(12)
Actuarial loss (gain)	1,259	773	115	45
Benefits paid[2]	(420)	(440)	(53)	(63)
Settlements	(35)	(24)	—	—
Curtailments	6	—	—	—
Special termination benefits	1	8	—	3
Other[3]	(42)	33	11	12
Benefit obligation at end of year[1]	$9,693	$8,255	$1,104	$953
Fair value of plan assets at beginning of year	$6,171	$5,497	$185	$187
Actual return on plan assets	822	73	16	(4)
Employer contributions	1,056	1,001	—	—
Foreign currency exchange rate changes	(17)	(1)	—	—
Benefits paid	(366)	(374)	(2)	(1)
Settlements	(34)	(27)	—	—
Other[3]	(48)	2	3	3
Fair value of plan assets at end of year	$7,584	$6,171	$202	$185
Net liability recognized	$(2,109)	$(2,084)	$(902)	$(768)

[1]
For pension benefit plans, the benefit obligation is the projected benefit obligation. For other benefit plans, the benefit obligation is the accumulated postretirement benefit obligation. The accumulated benefit obligation for our pension plans was $9,345 million and $7,958 million as of December 31, 2012 and 2011, respectively.

[2]
Benefits paid to pension plan participants during 2012 and 2011 included $54 million and $66 million, respectively, in payments related to unfunded pension plans that were paid from Company assets. Benefits paid to participants of other benefit plans during 2012 and 2011 included $51 million and $62 million, respectively, that were paid from Company assets.

[3]
In 2012, primarily relates to the transfer of assets and liabilities associated with the Company's consolidated Philippine bottling operations to assets held for sale and liabilities held for sale as of December 31, 2012. Refer to Note 2 for additional information.

Pension and other benefit amounts recognized in consolidated balance sheets
Pension and other benefit amounts recognized in our consolidated balance sheets are as follows (in millions):

	Pension Benefits		Other Benefits
December 31,	2012	2011	2012	2011
Noncurrent asset	$395	$468	$—	$—
Current liability	(73)	(68)	(21)	(21)
Long-term liability	(2,431)	(2,484)	(881)	(747)
Net liability recognized	$(2,109)	$(2,084)	$(902)	$(768)

Schedule of pension plans with projected benefit obligation in excess of fair value of plan assets
For these plans, the projected benefit obligations and the fair value of plan assets were as follows (in millions):

December 31,	2012	2011
Projected benefit obligation	$9,161	$7,591
Fair value of plan assets	6,659	5,048

Accumulated benefit obligations in excess of fair value of plan assets
For these plans, the accumulated benefit obligations and the fair value of plan assets were as follows (in millions):

December 31,	2012	2011
Accumulated benefit obligation	$8,736	$7,277
Fair value of plan assets	6,546	4,998

Total pension assets for U.S. and non-U.S. plans
The following table presents total assets for our U.S. and non-U.S. pension plans (in millions):

	U.S. Plans		Non-U.S. Plans
December 31,	2012	2011	2012	2011
Cash and cash equivalents	$299	$104	$87	$123
Equity securities:
U.S.-based companies	1,844	1,362	37	33
International-based companies	324	630	640	323
Fixed-income securities:
Government bonds	399	358	163	415
Corporate bonds and debt securities	856	669	126	49
Mutual, pooled and commingled funds[1]	1,057	323	453	406
Hedge funds/limited partnerships	496	458	29	31
Real estate	248	256	9	14
Other	26	114	491	503
Total pension plan assets[2]	$5,549	$4,274	$2,035	$1,897

[1]
Mutual, pooled and commingled funds include investments in equity securities, fixed-income securities and combinations of both. There are a significant number of mutual, pooled and commingled funds from which investors can choose. The selection of the type of fund is dictated by the specific investment objectives and needs of a given plan. These objectives and needs vary greatly between plans.

[2]
Fair value disclosures related to our pension assets are included in Note 16. Fair value disclosures include, but are not limited to, the levels within the fair value hierarchy on which the fair value measurements in their entirety fall; a reconciliation of the beginning and ending balances of Level 3 assets; and information about the valuation techniques and inputs used to measure the fair value of our pension and other postretirement assets.

Other postretirement benefit plan assets
The following table presents total assets for our other postretirement benefit plans (in millions):

December 31,	2012	2011
Cash and cash equivalents	$13	$86
Equity securities:
U.S.-based companies	81	70
International-based companies	4	13
Fixed-income securities:
Government bonds	78	2
Corporate bonds and debt securities	5	6
Mutual, pooled and commingled funds	16	3
Hedge funds/limited partnerships	3	2
Real estate	2	2
Other	—	1
Total other postretirement benefit plan assets[1]	$202	$185

[1]
Fair value disclosures related to our other postretirement benefit plan assets are included in Note 16. Fair value disclosures include, but are not limited to, the levels within the fair value hierarchy on which the fair value measurements in their entirety fall; a reconciliation of the beginning and ending balances of Level 3 assets; and information about the valuation techniques and inputs used to measure the fair value of our pension and other postretirement assets.

Net periodic benefit cost for pension and other postretirement benefit plans
Net periodic benefit cost for our pension and other postretirement benefit plans consisted of the following (in millions):

	Pension Benefits			Other Benefits
Year Ended December 31,	2012	2011	2010	2012	2011	2010
		As Adjusted
Service cost	$291	$249	$143	$34	$32	$24
Interest cost	388	391	260	43	45	30
Expected return on plan assets	(573)	(508)	(285)	(8)	(8)	(8)
Amortization of prior service cost (credit)	(2)	5	5	(52)	(61)	(61)
Amortization of actuarial loss	137	82	83	6	2	3
Net periodic benefit cost (credit)	$241	$219	$206	$23	$10	$(12)
Settlement charge	3	3	6	—	—	—
Curtailment charge	6	—	—	—	—	—
Special termination benefits[1]	1	8	—	—	3	1
Total cost (credit) recognized in the statements of income	$251	$230	$212	$23	$13	$(11)

[1]
The special termination benefits primarily relate to the Company's productivity, restructuring and integration initiatives. Refer to Note 18 for additional information related to our productivity, restructuring and integration initiatives.

Changes in AOCI for benefit plans
The following table sets forth the changes in AOCI for our benefit plans (in millions, pretax):

	Pension Benefits		Other Benefits
December 31,	2012	2011	2012	2011
		As Adjusted
Beginning balance in AOCI	$(2,169)	$(1,101)	$(34)	$72
Recognized prior service cost (credit)	(2)	5	(52)	(61)
Recognized net actuarial loss (gain)	140	85	6	2
Prior service credit (cost) arising in current year	3	57	2	12
Net actuarial (loss) gain arising in current year	(1,009)	(1,208)	(107)	(57)
Foreign currency translation gain (loss)	5	(7)	(1)	(2)
Ending balance in AOCI	$(3,032)	$(2,169)	$(186)	$(34)

Amounts in AOCI for benefit plans (pretax)
The following table sets forth amounts in AOCI for our benefit plans (in millions, pretax):

	Pension Benefits		Other Benefits
December 31,	2012	2011	2012	2011
		As Adjusted
Prior service credit (cost)	$16	$14	$23	$73
Net actuarial loss	(3,048)	(2,183)	(209)	(107)
Ending balance in AOCI	$(3,032)	$(2,169)	$(186)	$(34)

Amounts in AOCI expected to be recognized as components of net periodic pension cost in next fiscal year

Amounts in AOCI expected to be recognized as components of net periodic pension cost in 2013 are as follows (in millions, pretax):

	Pension Benefits	Other Benefits
Amortization of prior service cost (credit)	$(3)	$(10)
Amortization of actuarial loss	238	11
	$235	$1

Certain weighted average assumptions used in computing the benefit obligations and net periodic benefit cost
Certain weighted-average assumptions used in computing the benefit obligations are as follows:

	Pension Benefits		Other Benefits
December 31,	2012	2011	2012	2011
Discount rate	4.00%	4.75%	4.00%	4.75%
Rate of increase in compensation levels	3.50%	3.25%	N/A	N/A
Certain weighted-average assumptions used in computing net periodic benefit cost are as follows:

	Pension Benefits			Other Benefits
December 31,	2012	2011	2010	2012	2011	2010
Discount rate	4.75%	5.50%	5.75%	4.75%	5.25%	5.50%
Rate of increase in compensation levels	3.25%	4.00%	3.75%	N/A	N/A	N/A
Expected long-term rate of return on plan assets	8.25%	8.25%	8.00%	4.75%	4.75%	4.75%

Assumed health care cost trend rates
The assumed health care cost trend rates are as follows:

December 31,	2012	2011
Health care cost trend rate assumed for next year	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2018

Estimated future benefit payments for funded and unfunded plans
Our estimated future benefit payments for funded and unfunded plans are as follows (in millions):

Year Ended December 31,	2013	2014	2015	2016	2017	2018-2022
Pension benefit payments	$452	$473	$493	$510	$542	$2,929
Other benefit payments[1]	58	61	64	65	66	352
Total estimated benefit payments	$510	$534	$557	$575	$608	$3,281

[1]
The expected benefit payments for our other postretirement benefit plans are net of estimated federal subsidies expected to be received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003. Federal subsidies are estimated to be approximately $18 million for the period 2013–2017, and $22 million for the period 2018–2022.